THE GABELLI SMALL CAP GROWTH FUND



                              FIRST QUARTER REPORT

                                DECEMBER 31, 2002

TO OUR SHAREHOLDERS,
      After significantly outperforming large cap stocks in 2000 and 2001, small cap stocks fell back to the pack in 2002, with the Russell 2000 Index declining 20.48% and barely edging out the Standard & Poor's ("S&P") 500 Index, which dropped 22.09% for the calendar year. The Gabelli Small Cap Growth Fund held up remarkably well in this difficult small cap market, declining just 5.34% versus the Russell 2000 Index's 20.48% loss during 2002.

TABLE I
COMPARATIVE RESULTS
-------------------------------------------------------------------------------------------------------------------
                                        AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2002 (A)(B)
                                        -------------------------------------------------------
                                                         SINCE
                                           QUARTER    INCEPTION (C)     10 YEAR     5 YEAR     3 YEAR       1 YEAR
  Gabelli Small Cap Growth Fund ..........   6.71%       13.77%         11.12%      4.72%       3.31%       (5.34)%
  Russell 2000 Index .....................   6.16%        8.50%          7.15%     (1.36)%     (7.54)%     (20.48)%
  Value Line Composite Index .............  12.30%       11.16%         10.35%      3.35%       0.26%      (17.11)%

(a) Returns  represent past  performance  and do not guarantee  future  results.
    Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The
    Russell 2000 and Value Line Composite Indices are unmanaged indicators of stock market performance. Performance for periods less than one year are not annualized.

(b) From commencement of investment operations on October 22, 1991.
--------------------------------------------------------------------------------

COMMENTARY

DA BULLS, DA BEARS

      In a long running skit on NBC's popular Saturday Night Live, "Joe Six-Pack" types from Chicago extol the virtues of the local professional sports franchises "da" Bulls and "da" Bears. Like the stock market, neither team has been doing very well over the last several years. The same can be said for economists and market prognosticators. Preferring to focus on the fundamental merits of individual stocks, we rarely take sides with the bulls or the bears. However, our shareholders generally want to hear our opinions on the prospects for the economy and the stock market and we always oblige.

      The bears are predicting, at best, an anemic economic recovery and perhaps a double dip recession. To support their case, they cite rising unemployment (now above 6%), a tired and over-extended consumer (poor Christmas retail sales), the ongoing capital spending drought (after trending modestly higher for several months, consumer durables orders declined in November), high oil prices (now above $30 per barrel) and lackluster corporate earnings growth (Wall Street is busy lowering S&P 500 Index earnings forecasts).

      The bulls counter by calling attention to generally positive leading economic indicators, historically low interest rates that have yet to work their way through the system, the continued health of the critical housing and auto sectors, the probability of additional economic stimulus pushed through by the Republican-controlled Congress and the potential for a swift and decisive resolution to the Iraq situation, which would bring oil prices down sharply and improve investor psychology.

INVESTMENT RESULTS (a)(c)
--------------------------------------------------------------------------------
                                          Calendar Quarter
                            ---------------------------------------
                               1ST      2ND        3RD      4TH          YEAR
 2002: Net Asset Value ......$20.92    $20.24    $17.04    $17.93      $17.93
       Total Return .........  8.9%     (3.3)%   (15.8)%     6.7%       (5.3)%
--------------------------------------------------------------------------------
 2001: Net Asset Value ......$18.45    $20.43    $17.13    $19.21      $19.21
       Total Return ......... (1.4)%    10.7%    (16.2)%    14.3%        4.7%
--------------------------------------------------------------------------------
 2000: Net Asset Value ......$22.24    $22.77    $23.60    $18.71      $18.71
       Total Return .........  3.8%      2.4%      3.6%      1.1%       11.3%
--------------------------------------------------------------------------------
 1999: Net Asset Value ......$19.59    $22.94    $21.84    $21.43      $21.43
       Total Return ......... (6.8)%    17.1%     (4.8)%     9.9%       14.2%
--------------------------------------------------------------------------------
 1998: Net Asset Value ......$23.93    $23.59    $18.81    $21.01      $21.01
       Total Return ......... 10.9%     (1.4)%   (20.3)%    14.7%        0.0%
--------------------------------------------------------------------------------
 1997: Net Asset Value ......$19.11    $22.23    $25.42    $21.58      $21.58
       Total Return .........  3.1%     16.3%     14.7%     (0.8)%      36.5%
--------------------------------------------------------------------------------
 1996: Net Asset Value ......$19.65    $20.68    $20.02    $18.53      $18.53
       Total Return .........  6.2%      5.2%     (3.2)%     3.4%       11.9%
--------------------------------------------------------------------------------
 1995: Net Asset Value ......$17.03    $17.88    $19.34    $18.50      $18.50
       Total Return .........  7.4%      5.0%      8.2%      2.6%       25.2%
--------------------------------------------------------------------------------
 1994: Net Asset Value ......$16.76    $16.33    $17.24    $15.85      $15.85
       Total Return ......... (3.6)%    (2.6)%     5.6%     (2.1)%      (2.9)%
--------------------------------------------------------------------------------
 1993: Net Asset Value ......$15.46    $15.74    $16.90    $17.38      $17.38
       Total Return .........  6.6%      1.8%      7.4%      5.3%       22.8%
--------------------------------------------------------------------------------
 1992: Net Asset Value ......$13.42    $13.41    $13.10    $14.50      $14.50
       Total Return .........  9.9%     (0.1)%    (2.3)%    12.1%       20.3%
--------------------------------------------------------------------------------
 1991: Net Asset Value ......   --        --       --      $12.21      $12.21
       Total Return .........   --        --       --       22.9%(b)    22.9%(b)
--------------------------------------------------------------------------------

                   Dividend History
--------------------------------------------------------------------------------
PAYMENT (EX) DATE    RATE PER SHARE     REINVESTMENT PRICE
December 20, 2001        $0.360              $18.66
December 20, 2000        $4.782              $17.40
December 20, 1999        $2.462              $20.55
December 21, 1998        $0.534              $19.80
December 29, 1997        $3.590              $21.29
September 30, 1997       $0.070              $25.42
December 27, 1996        $2.160              $18.46
December 29, 1995        $1.340              $18.50
December 30, 1994        $1.030              $15.85
December 31, 1993        $0.420              $17.38
December 31, 1992        $0.185              $14.50
December 31, 1991        $0.080              $12.21

--------------------------------------------------------------------------------
                 Average Annual Returns - December 31, 2002 (a)
                 ----------------------------------------------

  1 Year .......................................... (5.34)%
  5 Year ..........................................  4.72%
  10 Year ......................................... 11.12%
  Life of Fund (b) ................................ 13.77%
--------------------------------------------------------------------------------
(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. (b) From commencement of investment operations on October 22, 1991. (c) The Fund's fiscal year ends September 30. Note: Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities.

      As is almost always the case, arguments on both sides have some merit. After surprisingly strong third quarter Gross Domestic Product ("GDP") growth, the economy appeared to have lost momentum in the fourth quarter. While unemployment in the 6% range is not high by historical standards, the lack of new job growth is disappointing. Although corporate earnings generally met reduced expectations in the third quarter, and we have several quarters of very easy year-to-year comparisons, earnings growth may continue to be more modest and erratic than we have anticipated. We are extremely troubled by high oil prices, a heavy tax on consumers and businesses.

      On the plus side, inflation is dormant and interest rates remain near historic lows. The recent changing of the guard in the Bush Administration's economic team foreshadowed more aggressive economic stimulus. With Republicans in control of both houses of Congress, we could see the passage of Bush's aggressive economic package, which includes accelerated tax relief for corporations and individuals as well as the elimination of the double taxation of dividends. Finally, we believe oil prices will come down when the conflict with Iraq is resolved and Venezuela's oil industry strike is ended. Our conclusion is that the economy will continue to expand at a respectable pace. As the economy demonstrates it has staying power, corporate managers will begin investing in their businesses again, the key to a more vibrant economy, better corporate earnings growth and firmer footing for the stock market.

WHERE HAVE ALL THE DEAL MAKERS GONE?

      We have been predicting a resurgence in merger and acquisition activity for more than a year. It hasn't materialized. In fact, despite all the great business bargains created by a savage bear market, deal activity slowed to a crawl in 2002. Liquidity wasn't the problem. Stock was less valuable as a deal currency, but low interest rates and a healthy bond market provided ample ammunition for financially strong companies to bag undervalued assets in the stock market. However, as a result of the Enron, Tyco, Adelphia and WorldCom debacles, corporate acquirers were gun shy. Sensitive to investors' aversion to leveraged companies (regardless of how well debt was covered by cash flow) and afraid of being branded "serial acquirers," the hunters were reluctant to leave their cabins. We think they will be out in the field in force, as the stigma against leverage and growth by acquisition strategies wanes. Our portfolio is chock full of the kind of bite-size bargains likely to be targeted by corporate predators in the year ahead.

INVESTMENT SCORECARD

      During the past quarter, beaten down telecommunications stocks rallied strongly, with Telewest, Western Wireless, Broadwing and Nextel Communications among the Fund's top performers. Cable television operators Cablevision Systems, Rogers Communications and UnitedGlobalCom also recovered a lot of ground. Auto parts maker GenCorp, property and casualty insurer CNA Surety and baked goods distributor Interstate Bakeries were among our biggest disappointments.

LET'S TALK STOCKS

      The following are stock specifics on selected holdings of our Fund. Favorable earnings prospects do not necessarily translate into higher stock prices, but they do express a positive trend that we believe will develop over time.

AZTAR CORPORATION (AZR - $14.28 - NYSE) is a gaming company that owns and operates three casino hotels: Tropicana Casino and Resort in Atlantic City, New Jersey; Tropicana Resort and Casino in Las Vegas, Nevada; and Ramada Express Hotel and Casino in Laughlin, Nevada. Aztar also owns and operates two riverboat casinos in Caruthersville, Missouri and Evansville, Indiana.

CTS CORP. (CTS - $7.75 - NYSE) is a global electronic component and assembly designer with manufacturing operations located in North America, Asia and Europe. Headquartered in Elkhart, Indiana, CTS sells its products to original equipment manufacturers primarily in the communications equipment, automotive and computer equipment industries around the world. As part of their growth strategy, CTS aims to expand its automotive sensor product base and focus on next generation technologies and new applications. Over the last twelve months the company has improved its cost structure and reduced debt levels, better positioning it for earnings growth going forward.

DQE INC. (DQE - $15.24 - NYSE) is a consolidation play whose stock price fell sharply in the second quarter when the company came to market with a very large equity offering. DQE is the holding company for the electric utility in Pittsburgh called Duquesne Light. The company sold off nearly all of its power plants when the state of Pennsylvania moved toward utility deregulation a few years ago. DQE's back-to-basics strategy involves divesting non-utility businesses. DQE has an agreement to sell off its water utility business and plans to use the proceeds to pay down debt. DQE closed on the sale of its propane business in December 2002. The company is surrounded by several utilities that are much larger and we think that its relatively low stock price makes it an attractive takeover target.

MIDLAND CO. (MLAN - $19.00 - NASDAQ) is a specialty property and casualty insurance provider headquartered in Amelia, Ohio. The company's primary business is to provide insurance for manufactured homes although in recent years Midland has expanded into other insurance business lines such as watercraft, motorcycle, snowmobile, and recreational vehicle insurance. Midland is an above-average underwriter and has produced an underwriting profit in eight of the past ten years. The company also owns a niche river transportation business that generates approximately 5% of pre-tax income. Midland has four strategies for growth: organic growth, strategic acquisitions, strategic alliances, and expansion of low-risk fee income business.

PARK PLACE ENTERTAINMENT CORP. (PPE - $8.40 - NYSE) is primarily engaged in the ownership, operation and development of gaming facilities. The operations of the company are conducted under the Caesars, Bally's, Paris, Flamingo, Grand, Hilton, and Conrad brands. The company operates sixteen wholly owned casino properties in the United States, including eight in Nevada, three in New Jersey, and five in Mississippi. PPE also has equity interests in and/or derives fees from twelve other gaming properties located in other domestic and international markets.

STANDARD MOTOR PRODUCTS INC. (SMP - $13.00 - NYSE), headquartered in Long Island City, New York, supplies functional replacement parts for the engine management, electrical and climate control systems of cars, trucks and buses. The company services all makes and models, both new and old cars, imported and domestic. SMP has two primary divisions--engine management and temperature control--and believes it is the number one supplier to the North American aftermarket in each of these lines.

THOMAS & BETTS CORP. (TNB - $16.90 - NYSE) primarily manufactures electrical components and connectors. This business is hurting from its exposure to the technology and telecommunication industries. Management has been cutting costs and restructuring the business to be profitable at the current lower revenues levels. Any or all of the three smaller business segments -- Steel Structures (utility poles), Communications (CATV equipment), and HVAC -- could be sold to raise cash and repurchase stock. A hidden jewel is the 20% investment in Leviton Manufacturing, a private company on Long Island, NY.

THOMAS INDUSTRIES INC. (TII - $26.06 - NYSE) designs and manufactures vacuum pumps and compressors for use by global OEMs, pneumatic construction equipment, lab equipment and leakage detection systems. Thomas owns 32% of Genlyte Group (GLYT - $31.16 - Nasdaq), which we believe is worth $12 per TII share, marked to model (as opposed to marked to market). Thomas recently acquired Werner
Rietschle for 85.5 million euros in cash, 1.8 million shares and 20 million euros in assumed debt. This acquisition will dramatically increase the company's scale in Europe without much product overlap.

MINIMUM INITIAL INVESTMENT - $1,000

      The Fund's minimum initial investment for regular accounts is $1,000. There are no subsequent investment minimums. No initial minimum is required for those establishing an Automatic Investment Plan. Additionally, the Fund and other Gabelli Funds are available through the no-transaction fee programs at many major brokerage firms.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In  our  efforts  to  bring  our   shareholders   more  timely   portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions as reflected below.

                          FEBRUARY                          MARCH                APRIL
                          --------                          -----                -----
      1st Tuesday         Howard Ward                       Howard Ward          Howard Ward
      1st Wednesday       Walter Walsh & Laura Linehan      Caesar Bryan         Charles Minter & Martin Weiner
      2nd Wednesday       Caesar Bryan                      Susan Byrne          Susan Byrne
      3rd Wednesday       Elizabeth Lilly                   Henry Van der Eb     Ivan Arteaga
      4th Wednesday       Barbara Marcin                    Barbara Marcin       Walter Walsh & Laura Linehan
      5th Wednesday                                                              Barbara Marcin

      All chat sessions start at 4:15 PM (Eastern Time). Please arrive early, as participation is limited.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

IN CONCLUSION

      Although the Gabelli Small Cap Growth Fund ended 2002 with a loss, it significantly outperformed its Russell 2000 benchmark. More importantly, over the three-year period concluding year-end 2002--one of the worst three-year periods for stocks in history--the Fund generated a positive 3.31% average annualized return, among the best performance records in its class. While the economic picture remains cloudy, we believe stocks will manage a modestly positive return in the year ahead. We are hopeful our rigorous research process and stock picking skills can continue to produce superior returns.

      The Fund's daily net asset value is available in the financial press and each evening after 6:00 PM (Eastern Time) by calling 800-GABELLI (800-422-3554). The Fund's Nasdaq symbol is GABSX. Please call us during the business day for further information.

                                                  Sincerely,

                                                  /S/ MARIO J. GABELLI

                                                  MARIO J. GABELLI, CFA
                                                  Portfolio Manager and
                                                  Chief Investment Officer
February 10, 2003

--------------------------------------------------------------------------------
                                SELECTED HOLDINGS
                                DECEMBER 31, 2002
                                -----------------
Aztar Corporation                                 Midland Co.
CLARCOR Inc.                                      Park Place Entertainment Corp.
CTS Corp.                                         Sensient Technologies Corp.
DQE Inc.                                          Standard Motor Products Inc.
Flowserve Corp.                                   Thomas & Betts Corp.
--------------------------------------------------------------------------------

NOTE: The views expressed in this report reflect those of the portfolio manager only through the end of the period stated in this report. The manager's views are subject to change at any time based on market and other conditions.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
             COMMON STOCKS -- 91.3%
             AGRICULTURE -- 0.0%
     30,000  Cadiz Inc.+ ......................$     16,500
     17,000  Sylvan Inc.+ .....................     174,930
                                               ------------
                                                    191,430
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.9%
     15,000  Aftermarket Technology Corp.+ ....     217,500
      2,000  American Axle & Manufacturing
              Holdings Inc.+ ..................      46,840
     10,000  ArvinMeritor Inc. ................     166,700
     41,000  BorgWarner Inc. ..................   2,067,220
     90,000  Exide Technologies+ ..............      24,750
     40,000  Federal-Mogul Corp.+ .............       8,800
    315,000  GenCorp Inc. .....................   2,494,800
     15,000  Lund International Holdings Inc.+       16,500
    170,000  Midas Inc.+ ......................   1,093,100
    176,500  Modine Manufacturing Co. .........   3,120,520
      5,250  Monro Muffler Brake Inc.+ ........      88,725
     16,000  O'Reilly Automotive Inc.+ ........     404,640
     28,000  Pep Boys - Manny, Moe & Jack .....     324,800
    153,500  Raytech Corp.+ ...................     874,950
    195,500  Scheib (Earl) Inc.+ ..............     469,200
    160,000  Standard Motor Products Inc. .....   2,080,000
     18,000  Strattec Security Corp.+ .........     862,920
     13,400  Superior Industries
               International Inc. .............     554,224
    389,000  Tenneco Automotive Inc.+ .........   1,571,560
     14,000  Thor Industries Inc. .............     482,020
    156,100  TransPro Inc.+ ...................     874,160
                                               ------------
                                                 17,843,929
                                               ------------
             AVIATION: PARTS AND SERVICES -- 3.4%
     25,000  AAR Corp. ........................     128,750
    100,000  Aviall Inc.+ .....................     805,000
     23,000  Barnes Group Inc. ................     468,050
     54,000  Curtiss-Wright Corp. .............   3,446,280
     17,100  Curtiss-Wright Corp., Cl. B ......   1,065,330
      7,500  Ducommun Inc.+ ...................     118,875
      3,000  EDO Corp. ........................      62,340
    110,000  Fairchild Corp., Cl. A+ ..........     545,600
      1,400  Gamesa Corporacion
               Technologica, S.A.+ ............      22,933
    448,500  Kaman Corp., Cl. A ...............   4,933,500
    115,000  Moog Inc., Cl. A+ ................   3,569,600
      1,000  Woodward Governor Co. ............      43,500
                                               ------------
                                                 15,209,758
                                               ------------
             BROADCASTING -- 4.8%
    110,000  Acme Communications Inc.+ ........     876,700
     22,000  Beasley Broadcast Group
               Inc., Cl. A+ ...................     263,120
    202,500  Crown Media Holdings Inc., Cl. A+      457,650
      3,333  CTN Media Group+ .................           0
    422,500  Granite Broadcasting Corp.+ ......     866,125
    400,000  Gray Television Inc. .............   3,900,000
     40,000  Gray Television Inc., Cl. A ......     474,000
     51,000  Hearst-Argyle Television Inc.+ ...   1,229,610
    183,900  Liberty Corp. ....................   7,135,320

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
     90,000  On Command Corp.+ ................$     61,200
    290,000  Paxson Communications Corp.+ .....     597,400
    113,500  Salem Communications Corp.,
               Cl. A+ .........................   2,834,095
    135,000  Sinclair Broadcast Group
               Inc., Cl. A+ ...................   1,570,050
     75,000  Spanish Broadcasting
               System Inc., Cl. A+ ............     540,000
      5,000  TiVo Inc.+ .......................      26,150
     72,500  Young Broadcasting Inc., Cl. A+ ..     954,825
                                               ------------
                                                 21,786,245
                                               ------------
             BUILDING AND CONSTRUCTION -- 1.2%
     35,000  Fleetwood Enterprises Inc. .......     274,750
      8,000  Florida Rock Industries Inc. .....     304,400
     25,000  Huttig Building Products Inc.+ ...      71,250
     98,000  Nortek Holdings Inc.+ ............   4,483,500
     10,000  Universal Forest Products Inc. ...     213,210
                                               ------------
                                                  5,347,110
                                               ------------
             BUSINESS SERVICES -- 2.1%
     28,000  ANC Rental Corp.+ ................       1,400
      5,000  Brandpartners Group, Inc.+ .......         750
    610,400  Career Blazers Inc. (b) ..........     107,125
      6,000  Carlisle Holdings Ltd.+ ..........      16,500
      1,000  CheckFree Corp.+ .................      16,001
     35,000  Donnelley (R.H.) Corp.+ ..........   1,025,850
    148,500  Edgewater Technology Inc.+ .......     700,920
     16,000  Fisher Scientific
               International Inc.+ ............     481,280
    152,000  GP Strategies Corp.+ .............     767,600
     80,000  Industrial Distribution
               Group Inc.+ ....................     246,400
     58,000  Interactive Data Corp.+ ..........     797,500
     10,000  Interep National Radio Sales Inc.,
               Cl. A+ .........................      23,300
     13,000  Landauer Inc. ....................     451,750
      5,000  MDC Communications Corp., Cl. A+ .      21,350
    101,800  Nashua Corp.+ ....................     893,804
     60,000  National Processing Inc.+ ........     963,000
     15,000  New England Business Service Inc.      366,000
     65,000  Paxar Corp.+ .....................     958,750
     41,000  Pittson Brink's Group ............     757,680
      6,000  Princeton Video Image Inc.+ ......       1,980
     60,000  Professional Staff plc, ADR+ .....     120,000
      1,000  Protection One Inc.+ .............       2,000
      6,000  StarTek Inc.+ ....................     165,600
     92,000  Trans-Lux Corp. (a) ..............     483,000
                                               ------------
                                                  9,369,540
                                               ------------
             CABLE -- 3.2%
    230,000  Adelphia Communications Corp.,
               Cl. A+ .........................      19,550
    852,000  Cablevision Systems Corp., Cl. A+   14,262,480
    120,000  UnitedGlobalCom Inc., Cl. A+ .....     288,000
                                               ------------
                                                 14,570,030
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 0.4%
    120,000  Allen Telecom Inc.+ ..............   1,136,400
    108,000  Communications Systems Inc. ......     860,760
                                               ------------
                                                  1,997,160
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
             COMMON STOCKS -- (CONTINUED)
             COMPUTER SOFTWARE AND SERVICES -- 0.7%
     50,000  Ascential Software Corp.+ ........$    120,000
     45,000  BNS Co., Cl. A+ ..................     112,950
     65,000  Bull Run Corp.+ ..................      60,450
     11,000  Cylink Corp.+ ....................      13,310
     13,000  Global Sources Ltd.+ .............      63,960
     50,000  Jupitermedia Corp.+ ..............     124,500
        200  Macromedia Inc.+ .................       2,130
     15,187  MKS Instruments Inc.+ ............     249,522
    225,000  OpenTv Corp.+ ....................     267,750
      8,000  Phoenix Technologies Ltd.+ .......      46,160
    467,000  StorageNetworks Inc.+ ............     541,720
    327,000  Tyler Technologies Inc.+ .........   1,363,590
    190,000  Xanser Corp.+ ....................     300,200
                                               ------------
                                                  3,266,242
                                               ------------
             CONSUMER PRODUCTS -- 3.0%
      3,500  Action Performance
              Companies Inc.+ .................      66,500
     20,000  Adams Golf Inc.+ .................       5,000
      2,500  Alberto-Culver Co., Cl. B ........     126,000
     28,000  Ashworth Inc.+ ...................     179,200
     25,000  Church & Dwight Co. Inc. .........     760,750
     15,000  Coachmen Industries Inc. .........     237,000
     46,000  Department 56 Inc.+ ..............     593,400
     30,000  Dial Corp. .......................     611,100
     16,000  Elizabeth Arden Inc.+ ............     236,800
      2,000  Genlyte Group Inc.+ ..............      62,320
      2,000  Harley-Davidson Inc. .............      92,400
    200,000  Hartmarx Corp.+ ..................     488,000
      5,000  Madden (Steven) Ltd.+ ............      90,350
    165,000  Marine Products Corp. ............   1,625,250
     58,000  National Presto Industries Inc. ..   1,704,040
      5,000  Nature's Sunshine Products Inc. ..      48,550
     35,000  Rayovac Corp.+ ...................     466,550
     60,000  Revlon Inc., Cl. A+ ..............     183,600
      3,700  Scotts Co., Cl. A+ ...............     181,448
      8,000  Skyline Corp. ....................     236,000
     14,000  Stewart Enterprises Inc., Cl. A+ .      77,994
     84,425  Syratech Corp.+ ..................      21,528
     17,000  WD-40 Co. ........................     449,140
    626,000  Weider Nutrition
               International Inc.+ ............     907,700
    260,000  Wolverine World Wide Inc. ........   3,928,600
                                               ------------
                                                 13,379,220
                                               ------------
             CONSUMER SERVICES -- 1.0%
     30,000  Bowlin Travel Centers Inc.+ ......      45,900
      3,000  Collectors Universe Inc.+ ........      10,800
     40,000  Loewen Group Inc.+ ...............       1,200
      5,000  Martha Stewart Living Omnimedia
               Inc., Cl. A+ ...................      49,350
     20,000  Response USA Inc.+ ...............          51
    170,000  Rollins Inc. .....................   4,326,500
                                               ------------
                                                  4,433,801
                                               ------------

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
             DIVERSIFIED INDUSTRIAL -- 12.0%
    240,000  Acuity Brands Inc. ...............$  3,249,600
    100,000  Ampco-Pittsburgh Corp. ...........   1,216,000
      6,000  Anixter International Inc.+ ......     139,500
    215,000  Baldor Electric Co. ..............   4,246,250
    117,000  Chemed Corp. .....................   4,135,950
    180,000  Crane Co. ........................   3,587,400
    110,200  Denison International plc, ADR+ ..   1,763,200
      5,000  Esco Technologies Inc.+ ..........     185,000
     90,000  Gardner Denver Inc.+ .............   1,827,000
    120,000  GATX Corp. .......................   2,738,400
    240,000  GenTek Inc.+ .....................       3,600
    135,100  Greif Bros. Corp., Cl. A .........   3,215,380
      1,000  Greif Bros. Corp., Cl. B .........      26,825
     26,000  Harbor Global Co. Ltd. ...........     176,800
     74,000  Katy Industries Inc.+ ............     254,560
    185,000  Lamson & Sessions Co.+ ...........     595,700
     74,000  Lindsay Manufacturing Co. ........   1,583,600
    145,000  MagneTek Inc.+ ...................     643,800
     20,000  Matthews International Corp.,
               Cl. A ..........................     446,620
    268,750  Myers Industries Inc. ............   2,875,625
     42,000  Mykrolis Corp.+ ..................     306,600
    610,400  Noel Group Inc.+ (b) .............     301,421
     83,600  Oil-Dri Corporation of America ...     713,108
     15,000  Olin Corp. .......................     233,250
    115,000  Park-Ohio Holdings Corp.+ ........     478,400
     60,000  Precision Castparts Corp. ........   1,455,000
     65,000  Roper Industries Inc. ............   2,379,000
    285,000  Sensient Technologies Corp. ......   6,403,950
      8,000  Sonoco Products Co. ..............     183,440
     65,000  Standex International Corp. ......   1,549,600
      5,000  Tech/Ops Sevcon Inc. .............      25,500
    276,200  Thomas Industries Inc. ...........   7,197,772
     21,666  WHX Corp.+ .......................      53,082
                                               ------------
                                                 54,190,933
                                               ------------
             EDUCATIONAL SERVICES -- 0.2%
      5,000  School Specialty Inc.+ ...........      99,900
    104,500  Whitman Education Group Inc.+ ....     798,380
                                               ------------
                                                    898,280
                                               ------------
             ELECTRONICS -- 1.7%
     25,600  Fargo Electronics+ ...............     223,232
     35,000  Lowrance Electronics Inc.+ .......     216,650
    300,000  Oak Technology Inc.+ .............     795,000
     95,000  Park Electrochemical Corp. .......   1,824,000
    270,000  Thomas & Betts Corp.+ ............   4,563,000
                                               ------------
                                                  7,621,882
                                               ------------
             ENERGY AND UTILITIES -- 5.1%
     40,000  AGL Resources Inc. ...............     972,000
     50,000  Aquila Inc. ......................      88,500
      6,400  BIW Ltd. .........................     117,440
     95,000  Callon Petroleum Co.+ ............     318,250
    142,900  CH Energy Group Inc. .............   6,663,427

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
             COMMON STOCKS -- (CONTINUED)
             ENERGY AND UTILITIES -- (CONTINUED)
     10,000  Chesapeake Utilities Corp. .......$    183,000
     23,000  Connecticut Water Service Inc. ...     580,313
    122,500  DQE Inc. .........................   1,866,900
    110,000  El Paso Electric Co.+ ............   1,210,000
     66,666  Florida Public Utilities Co. .....     989,990
     20,000  Middlesex Water Co. ..............     419,400
      1,500  Neg Micon A/S+ ...................      25,324
     12,000  Nicor Inc. .......................     408,360
      8,000  Nordex AG+ .......................      21,658
      8,000  Petroleum Geo-Services ASA, ADR+ .       3,200
      2,000  PetroQuest Energy Inc.+ ..........       8,300
    281,200  RPC Inc. .........................   3,261,920
     15,000  SEMCO Energy Inc. ................      91,500
     17,000  SJW Corp. ........................   1,326,850
     18,866  Southern Union Co.+ ..............     311,289
    110,000  Southwest Gas Corp. ..............   2,579,500
     14,000  Tesoro Petroleum Corp.+ ..........      63,280
      4,000  Toreador Resources Corp.+ ........      10,040
      2,400  Vestas Wind Systems A/S ..........      23,904
      5,700  W-H Energy Services, Inc.+ .......      83,163
    160,000  Westar Energy Inc. ...............   1,584,000
                                               ------------
                                                 23,211,508
                                               ------------
             ENTERTAINMENT -- 2.6%
     25,000  Ascent Media Group Inc., Cl. A+ ..      28,000
     15,000  Canterbury Park Holding Corp.+ ...     199,050
    140,000  Dover Motorsports Inc. ...........     651,000
     55,865  Fisher Communications Inc. .......   2,945,203
    151,000  GC Companies Inc.+ ...............      27,180
    250,000  Gemstar-TV Guide
               International Inc.+ ............     812,500
        500  Integrity Media Inc.+ ............       2,540
     16,000  International Speedway
               Corp., Cl. A ...................     596,640
      2,500  International Speedway Corp.,
               Cl. B                                 92,500
     26,520  Liberty Media Corp., Cl. A+ ......     237,089
     20,000  Loews Cineplex
               Entertainment Corp.+ ...........          40
     10,000  Metromedia International
               Group Inc.+ (b) ................       1,000
    520,000  Six Flags Inc.+ ..................   2,969,200
     50,000  Topps Co. Inc.+ ..................     435,000
    100,000  USA Interactive Inc.+ ............   2,292,000
     75,000  World Wrestling
               Entertainment Inc.+ ............     603,750
                                               ------------
                                                 11,892,692
                                               ------------
             ENVIRONMENTAL SERVICES -- 1.5%
    250,000  Allied Waste Industries Inc.+ ....   2,500,000
     27,000  Catalytica Energy Systems Inc.+ ..      74,520
    180,000  Republic Services Inc.+ ..........   3,776,400
     70,000  Trojan Technologies Inc.+ ........     440,441
                                               ------------
                                                  6,791,361
                                               ------------
             EQUIPMENT AND SUPPLIES -- 11.4%
    118,000  AMETEK Inc. ......................   4,541,820
    430,700  Baldwin Technology Co. Inc.,
               Cl. A+ .........................     189,508
     92,000  Belden Inc. ......................   1,400,240
     24,000  Bway Corp.+ ......................     474,720

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
     11,000  C&D Technologies Inc. ............$    194,370
     20,000  Capstone Turbine Corp. ...........      18,000
    138,000  CIRCOR International Inc. ........   2,194,200
    220,000  CLARCOR Inc. .....................   7,099,400
    229,800  Core Molding Technologies Inc.+ ..     252,780
    200,000  Crown Cork & Seal Co. Inc.+ ......   1,590,000
    100,000  CTS Corp. ........................     775,000
     66,000  Cuno Inc.+ .......................   2,185,920
      3,000  Danaher Corp. ....................     197,100
     35,000  Donaldson Co. Inc. ...............   1,260,000
    350,000  Fedders Corp. ....................     990,500
    200,000  Flowserve Corp.+ .................   2,958,000
     97,000  Franklin Electric Co. Inc. .......   4,656,970
     40,000  General Magnaplate Corp.+ (b) ....      60,000
    110,000  Gerber Scientific Inc.+ ..........     446,600
     80,275  Gorman-Rupp Co. ..................   1,886,462
     62,000  Graco Inc. .......................   1,776,300
     42,000  GrafTech International Ltd.+ .....     250,320
      2,000  Hughes Supply Inc. ...............      54,640
     40,000  IDEX Corp. .......................   1,308,000
     15,000  Imagistics International Inc.+ ...     300,000
    150,000  Interpump Group SpA ..............     637,481
      2,000  Jarden Corp.+ ....................      47,740
     10,000  K-Tron International Inc.+ .......     130,000
     10,000  Littelfuse Inc.+ .................     168,600
     30,000  Lufkin Industries Inc. ...........     703,500
     16,000  Met-Pro Corp. ....................     231,680
     12,000  Mueller Industries Inc.+ .........     327,000
      4,500  Plantronics Inc.+ ................      68,085
     30,000  Robbins & Myers Inc. .............     552,000
     40,500  Sequa Corp., Cl. A+ ..............   1,583,955
     20,000  Sequa Corp., Cl. B+ ..............     895,000
     76,900  SL Industries Inc.+ ..............     407,570
      3,000  Smith (A.O.) Corp. ...............      81,030
     15,000  Smith (A.O.) Corp., Cl. A ........     405,150
    100,000  SPS Technologies Inc.+ ...........   2,375,000
    150,000  Sybron Dental Specialties Inc.+ ..   2,227,500
      5,000  Teleflex Inc. ....................     214,450
     50,000  Tennant Co. ......................   1,630,000
      5,000  Valmont Industries Inc. ..........      97,000
      7,875  Watsco Inc., Cl. B ...............     131,119
    100,000  Watts Industries Inc., Cl. A .....   1,574,000
     12,000  Wolverine Tube Inc.+ .............      68,520
                                               ------------
                                                 51,617,230
                                               ------------
             FINANCIAL SERVICES -- 3.0%
     11,000  Alleghany Corp. ..................   1,952,500
     47,000  Argonaut Group Inc. ..............     693,250
      2,500  Atalanta/Sosnoff Capital Corp.+ ..      30,250
     60,000  Bankgesellschaft Berlin AG+ ......     125,922
    135,300  BKF Capital Group Inc.+ ..........   2,388,045
    220,000  CNA Surety Corp. .................   1,727,000
      4,000  Crazy Woman Creek Bancorp Inc. ...      50,520
     63,000  Danielson Holding Corp.+ .........      88,200

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
             COMMON STOCKS -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
      3,000  Federal Agricultural
               Mortgage Corp., Cl. C+ .........$     91,920
     10,000  First Republic Bank+ .............     199,900
     13,000  Flushing Financial Corp. .........     212,914
     62,000  Hibernia Corp., Cl. A ............   1,194,120
      2,000  LandAmerica Financial Group Inc. .      70,900
     15,000  Metris Companies Inc. ............      37,050
    124,000  Midland Co. ......................   2,356,000
      1,500  NetBank Inc.+ ....................      14,520
      1,000  Republic Bancshares Inc.+ ........      19,650
     35,000  Riggs National Corp. .............     542,150
      8,400  Sterling Bancorp .................     221,088
     43,000  Wilmington Trust Corp. ...........   1,362,240
                                               ------------
                                                 13,378,139
                                               ------------
             FOOD AND BEVERAGE -- 5.2%
     22,000  Boston Beer Co. Inc., Cl. A+ .....     314,600
     13,000  Brown-Forman Corp., Cl. A ........     871,000
      7,500  Cheesecake Factory Inc.+ .........     271,125
     20,000  Corn Products International Inc. .     602,600
     83,200  Del Monte Foods Co.+ .............     640,640
     85,000  Denny's Corp.+ ...................      54,400
      2,500  Farmer Brothers Co. ..............     772,500
    195,000  Flowers Foods Inc. ...............   3,804,450
        500  Genesee Corp., Cl. A .............       4,275
     21,500  Genesee Corp., Cl. B .............     184,685
      5,000  Hain Celestial Group Inc.+ .......      76,000
     60,000  International Multifoods Corp.+ ..   1,271,400
     95,000  Interstate Bakeries Corp. ........   1,448,750
      6,000  J & J Snack Foods Corp.+ .........     214,260
     14,500  MGP Ingredients Inc. .............     113,100
     30,000  Mondavi (Robert) Corp., Cl. A+ ...     930,000
      2,500  Northland Cranberries Inc.,
               Cl. A+ .........................       2,250
      4,000  Omni Nutraceuticals Inc.+ ........           4
    258,500  PepsiAmericas Inc. ...............   3,471,655
     65,000  Ralcorp Holdings Inc.+ ...........   1,634,100
     83,000  Smucker (J.M.) Co. ...............   3,304,230
     80,000  The Steak n Shake Co.+ ...........     800,000
     33,562  Tootsie Roll Industries Inc. .....   1,029,682
     60,000  Triarc Companies Inc.+ ...........   1,574,400
    403,000  Twinlab Corp.+ ...................      40,300
                                               ------------
                                                 23,430,406
                                               ------------
             HEALTH CARE -- 2.5%
     50,000  Apogent Technologies Inc.+ .......   1,040,000
      1,000  Bio-Rad Laboratories Inc., Cl. A+       38,700
      1,000  Bruker Daltonics Inc.+ ...........       4,860
     10,000  Corixa Corp.+ ....................      63,900
     40,020  Del Global Technologies Corp.+ ...     120,060
     10,000  Dianon Systems Inc.+ .............     477,100
     15,000  Digene Corp+ .....................     171,900
      1,000  Exactech Inc.+ ...................      19,440
     35,000  Henry Schein Inc.+ ...............   1,575,000
     90,000  Inamed Corp.+ ....................   2,772,000

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
     37,400  Inverness Medical
               Innovations Inc.+ ..............$    491,810
     33,000  Invitrogen Corp.+ ................   1,032,570
     15,000  Nabi Biopharmaceuticals+ .........      93,000
     35,000  Orthodontic Centers of
               America Inc.+ ..................     381,850
     31,500  Owens & Minor Inc. ...............     517,230
     51,000  Penwest Pharmaceuticals Co.+ .....     540,600
     87,500  Sola International Inc.+ .........   1,137,500
     50,000  Triangle Pharmaceuticals Inc.+ ...     297,000
     75,000  Women First HealthCare Inc.+ .....     342,075
                                               ------------
                                                 11,116,595
                                               ------------
             HOME FURNISHINGS -- 0.4%
     16,000  Bassett Furniture Industries Inc.      229,120
      4,000  Bed Bath & Beyond Inc.+ ..........     138,120
    239,550  Carlyle Industries Inc.+ .........     117,380
     15,000  Foamex International Inc. ........      47,400
     30,000  La-Z-Boy Chair Co. ...............     719,400
     70,000  Oneida Ltd. ......................     772,100
                                               ------------
                                                  2,023,520
                                               ------------
             HOTELS AND GAMING -- 4.1%
    155,000  Aztar Corp.+ .....................   2,213,400
    120,000  Boca Resorts Inc., Cl. A+ ........   1,284,000
     12,000  Boyd Gaming Corp.+ ...............     168,600
     38,500  Churchill Downs Inc. .............   1,469,930
    100,200  Dover Downs Gaming &
               Entertainment Inc. .............     910,818
     40,000  Extended Stay America Inc.+ ......     590,000
    160,000  Gaylord Entertainment Co.+ .......   3,296,000
      5,000  Jurys Hotel Group plc ............      36,990
     73,000  Kerzner International Ltd+ .......   1,465,840
    350,000  La Quinta Corp.+ .................   1,540,000
     75,000  Lakes Gaming Inc.+ ...............     404,925
    380,000  Magna Entertainment Corp., Cl. A+    2,356,000
    120,000  Park Place Entertainment Corp.+ ..   1,008,000
     60,000  Penn National Gaming Inc.+ .......     951,600
     95,500  Pinnacle Entertainment Inc.+ .....     661,815
      3,000  Station Casinos Inc.+ ............      53,100
     50,000  Trump Hotels & Casino
               Resorts Inc.+ ..................     130,000
     70,000  Wyndham International
               Inc., Cl. A+ ...................      16,100
        900  Wynn Resorts Ltd.+ ...............      11,799
     20,000  Youbet.com Inc.+ .................      15,400
                                               ------------
                                                 18,584,317
                                               ------------
             METALS AND MINING -- 0.5%
    570,000  Echo Bay Mines Ltd.+ .............     718,200
     10,000  Meridian Gold Inc., New York+ ....     176,300
     70,000  Placer Dome Inc. .................     805,000
    190,000  Royal Oak Mines Inc.+ ............       1,330
     30,000  Stillwater Mining Co.+ ...........     160,500
     20,000  TVX Gold Inc.+ ...................     314,400
                                               ------------
                                                  2,175,730
                                               ------------
             MUTUAL FUNDS -- 0.4%
     45,000  Central European Equity
               Fund Inc.+ .....................     652,500
     33,466  France Growth Fund Inc.+ .........     190,756
     32,000  Germany Fund Inc. ................     144,640

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
             COMMON STOCKS -- (CONTINUED)
             MUTUAL FUNDS  -- (CONTINUED)
     25,000  Italy Fund Inc. ..................$    164,750
     65,000  New Germany Fund Inc.+ ...........     230,750
     78,000  Pimco RCM Europe Fund Inc.+ ......     478,920
     11,000  Spain Fund Inc. ..................      71,720
                                               ------------
                                                  1,934,036
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.2%
     18,000  Schweitzer-Manduit
               International Inc. .............     441,000
     24,000  Wausau-Mosinee Paper Corp. .......     269,280
                                               ------------
                                                    710,280
                                               ------------
             PUBLISHING -- 4.6%
    242,556  Independent News & Media plc .....     394,516
    130,000  Journal Register Co.+ ............   2,311,400
     15,000  Lee Enterprises Inc. .............     502,800
     53,500  McClatchy Co., Cl. A .............   3,035,055
     73,500  Media General Inc., Cl. A ........   4,406,325
     29,000  Meredith Corp. ...................   1,192,190
  1,046,100  Penton Media Inc.+ ...............     711,348
    323,700  PRIMEDIA Inc.+ ...................     666,822
    100,000  Pulitzer Inc. ....................   4,495,000
    273,500  Thomas Nelson Inc.+ ..............   2,740,470
      4,000  Value Line Inc. ..................     173,760
     12,000  Wiley (John) & Sons Inc., Cl. B ..     286,440
                                               ------------
                                                 20,916,126
                                               ------------
             REAL ESTATE -- 1.3%
    120,000  Catellus Development Corp.+ ......   2,382,000
    120,000  Griffin Land & Nurseries Inc.+ ...   1,738,800
     11,550  Gyrodyne Company of America Inc.+      175,964
     25,000  Malan Realty Investors Inc. ......     101,250
    110,000  Morguard Corp. ...................   1,274,228
     14,000  United Park City Mines Co.+ ......     249,060
                                               ------------
                                                  5,921,302
                                               ------------
             RETAIL -- 2.8%
     35,000  Aaron Rents Inc. .................     765,800
     65,000  Aaron Rents Inc., Cl. A ..........   1,488,500
    100,000  Burlington Coat Factory
               Warehouse Corp.                    1,795,000
     10,000  Coldwater Creek Inc.+ ............     192,000
    175,000  Ingles Markets Inc., Cl. A .......   2,059,575
    225,000  Lillian Vernon Corp. .............     922,500
    130,000  Neiman Marcus Group Inc., Cl. B+ .   3,552,900
     30,000  Sports Authority Inc.+ ...........     210,000
     57,500  Weis Markets Inc. ................   1,785,375
                                               ------------
                                                 12,771,650
                                               ------------
             SATELLITE -- 0.1%
     18,500  Liberty Satellite &
               Technology Inc., Cl. A+ ........      49,025
    115,000  Pegasus Communications Corp.+ ....     150,650
     35,000  Sirius Satellite Radio Inc+ ......      22,400
     40,000  XM Satellite Radio Holdings
               Inc., Cl. A+ ...................     107,600
                                               ------------
                                                    329,675
                                               ------------

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
             SPECIALTY CHEMICALS -- 5.4%
     45,000  Airgas Inc.+ .....................$    776,250
     38,000  Albemarle Corp. ..................   1,081,100
     60,000  Arch Chemicals Inc. ..............   1,095,000
     10,000  Cytec Industries Inc.+ ...........     272,800
    152,000  Ferro Corp. ......................   3,713,360
    130,000  Fuller (H.B.) Co. ................   3,364,400
    255,146  General Chemical Group Inc.+ .....     158,191
     50,000  Great Lakes Chemical Corp. .......   1,194,000
    446,500  Hercules Inc.+ ...................   3,929,200
    175,000  MacDermid Inc. ...................   3,998,750
    183,000  Material Sciences Corp.+ .........   2,368,020
    109,000  Omnova Solutions Inc.+ ...........     439,270
     50,000  Penford Corp. ....................     704,500
     10,000  Quaker Chemical Corp. ............     232,000
     73,000  Schulman (A.) Inc. ...............   1,358,530
                                               ------------
                                                 24,685,371
                                               ------------
             TELECOMMUNICATIONS -- 1.3%
      9,200  Atlantic Tele-Network Inc. .......     142,600
    186,900  Broadwing Inc.+ ..................     657,888
     55,000  Citizens Communications Co.+ .....     580,250
     53,300  Commonwealth Telephone
               Enterprises Inc.+ ..............   1,910,272
     22,000  Commonwealth Telephone
               Enterprises Inc.,
               Cl. B+ .........................     808,500
      6,795  Community Service
               Communications Inc. ............      43,318
     46,950  D&E Communications Inc. ..........     392,502
     65,000  McLeodUSA Inc., Cl.A, Escrow+ (b)            0
     10,000  NTL Inc.+ ........................         160
      2,000  RCN Corp.+ .......................       1,060
     25,000  Rogers Communications Inc.,
               Cl. B, ADR+ ....................     234,500
     10,000  Shenandoah Telecommunications Co.      489,200
    123,500  Sycamore Networks Inc.+ ..........     356,915
      2,500  Telewest Communications plc, ADR+       15,850
     60,000  Williams Communications
               Group Inc.+ ....................         240
      4,181  WilTel Communications Inc.+ ......      66,018
     53,000  Winstar Communications Inc.+ .....          58
                                               ------------
                                                  5,699,331
                                               ------------
             TRANSPORTATION -- 0.1%
     80,000  Grupo TMM SA de CV, Cl. A, ADR+ ..     412,000
      2,000  Irish Continental Group plc ......      14,811
     50,000  OMI Corp. ........................     205,500
      4,800  Providence & Worcester
               Railroad Co. ...................      37,200
                                               ------------
                                                    669,511
                                               ------------
             WIRELESS COMMUNICATIONS -- 1.2%
     35,000  AirGate PCS Inc.+ ................      21,700
     40,000  AT&T Wireless Services Inc.+ .....     226,000
     50,000  Centennial Communications Corp.+ .     130,500
     80,000  Leap Wireless International Inc.+       12,000
    124,900  Microcell Telecommunications
               Inc., Cl. B+ ...................       8,119
      5,000  Nextel Communications Inc.,
               Cl. A+ .........................      57,750

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
             COMMON STOCKS -- (CONTINUED)
             WIRELESS COMMUNICATIONS -- (CONTINUED)
     75,000  Price Communications Corp.+ ......$  1,037,250
     61,000  Rogers Wireless Communications
               Inc., Cl. B+ ...................     536,800
     70,000  Rural Cellular Corp., Cl. A+ .....      59,500
     25,000  Triton PCS Holdings Inc., Cl. A+ .      98,250
     10,000  Ubiquitel Inc.+ ..................       4,000
     75,000  Vimpel-Communications, ADR+ ......   2,400,750
    200,000  Western Wireless Corp., Cl. A+ ...   1,060,000
                                               ------------
                                                  5,652,619
                                               ------------
             TOTAL COMMON STOCKS .............. 413,616,959
                                               ------------
             PREFERRED STOCKS -- 2.2%
             BROADCASTING -- 0.4%
      1,063  Granite Broadcasting Corp.,
              12.750% Pfd. ....................     584,650
        100  Gray Television Inc.,
              8.000% Cv. Pfd., Ser. C (d)(b) ..   1,020,000
                                               ------------
                                                  1,604,650
                                               ------------
             BUSINESS SERVICES -- 0.4%
     20,000  Interep National Radio Sales Inc.,
              4.000% Cv. Pfd., Ser. A+ (d)(b) .   2,040,000
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 0.4%
     23,000  Allen Telecom Inc.,
              7.750% Cv. Pfd., Ser. D .........   1,702,000
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.1%
             WHX Corp.,
     58,000   6.500% Cv. Pfd., Ser. A+ ........     214,600
     81,500   $3.75 Cv. Pfd., Ser. B+ .........     311,330
                                               ------------
                                                    525,930
                                               ------------
             PUBLISHING -- 0.9%
    186,606  News Corp. Ltd., Pfd., ADR .......   4,226,626
                                               ------------
             TOTAL PREFERRED STOCKS ...........  10,099,206
                                               ------------
             WARRANTS -- 0.0%
             BUSINESS SERVICES -- 0.0%
    125,000  Interep National Radio Sales Inc.,
              05/06/2007+ (b) .................           0
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
        430  Anacomp Inc., Cl. B ..............          13
                                               ------------
             HEALTH CARE -- 0.0%
     14,424  Del Global Technologies
               Corp. Warrants .................       4,327
                                               ------------
             TOTAL WARRANTS ...................       4,340
                                               ------------
    PRINCIPAL
     AMOUNT
    ------
             CORPORATE BONDS -- 0.2%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.2%
 $  800,000  Exide Corp., Sub. Deb. Cv.,
              2.900%, 12/15/05+ (c)(d) ........      12,500
    600,000  GenCorp Inc., Sub. Deb. Cv.,
              5.750%, 04/15/07 ................     510,000
                                               ------------
                                                    522,500
                                               ------------

    PRINCIPAL                                       MARKET
     AMOUNT                                         VALUE
     ------                                         ------
             BUILDING AND CONSTRUCTION -- 0.0%
 $  100,000  Foster Wheeler Ltd., Sub. Deb. Cv.,
              6.500%, 06/01/07 ................$     24,375
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
    300,000  Exodus Communications Inc., Sub. Deb. Cv.,
              5.250%, 02/15/08+ (c) ...........       1,125
                                               ------------
             ENERGY AND UTILITIES -- 0.0%
    200,000  Friede Goldman Halter Inc., Sub. Deb. Cv.,
              4.500%, 09/15/04+ (c) ...........      24,000
    100,000  Ogden Corp., Sub. Deb. Cv.,
              6.000%, 06/01/03+ (c) ...........       8,500
                                               ------------
                                                     32,500
                                               ------------
             HEALTH CARE -- 0.0%
     28,848  Del Global Technologies Corp.,
              6.000%, 03/28/07 (b) ............      21,636
     10,000  Inhale Therapeutic Systems, Sub. Deb. Cv.,
              6.750%, 10/13/06 (d) ............       6,609
                                               ------------
                                                     28,245
                                               ------------
             TELECOMMUNICATIONS -- 0.0%
    300,000  NTL Inc., Sub. Deb. Cv.,
              5.750%, 12/15/09+ (c) ...........      52,500
    200,000  XO Communications Inc., Sub. Deb. Cv.,
              5.750%, 01/15/09+ (c)(d) ........         500
                                               ------------
                                                     53,000
                                               ------------
             TOTAL CORPORATE BONDS ............     661,745
                                               ------------
             U.S. GOVERNMENT OBLIGATIONS -- 6.5%
 29,541,000  U.S. Treasury Bills,
              1.087% to 1.893%,
              01/02/03 to 03/27/03 ............$ 29,499,867
                                               ------------
             TOTAL INVESTMENTS -- 100.2%
              (Cost $424,291,498) ............. 453,882,117

             OTHER ASSETS AND LIABILITIES
               (NET) -- (0.2)% ................    (738,602)
                                               ------------
             NET ASSETS -- 100.0% .............$453,143,515
                                               ============
----------------

(a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.

(b) Security fair valued under procedures established by the Board of Directors.

(c)   Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the market value of Rule 144A securities amounted to $3,079,609 or .68% of total net assets.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR - American Depository Receipt.

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                            Net Asset Value available
                                daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               Karl Otto Pohl
CHAIRMAN AND CHIEF                                  FORMER PRESIDENT
INVESTMENT OFFICER                                  DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                                 Anthony R. Pustorino
ATTORNEY-AT-LAW                                     CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                           PROFESSOR EMERITUS
                                                    PACE UNIVERSITY

Vincent D. Enright                                  Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                        MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                         BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                     Salvatore J. Zizza
SENIOR VICE PRESIDENT                               CHAIRMAN
GABELLI & COMPANY, INC.                             HALLMARK ELECTRICAL
                                                    SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS
Mario J. Gabelli, CFA                               Bruce N. Alpert
PRESIDENT AND CHIEF                                 VICE PRESIDENT AND TREASURER
INVESTMENT OFFICER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP
--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB443Q402SR

[GRAPHIC OMITTED]

PICTURE OF MARIO GABELLI

THE
GABELLI
SMALL CAP
GROWTH
FUND

                                                            FIRST QUARTER REPORT
                                                               DECEMBER 31, 2002